AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

COMMON STOCKS – 99.6%	Shares	Value
Advertising - 4.1%
Magnite, Inc.(a)	42,761	$513,987
PubMatic, Inc. - Class A(a)	19,606	410,550
Trade Desk, Inc. - Class A(a)	6,754	576,994
		1,501,531

Application Software - 13.5%
Adobe, Inc.(a)	1,228	688,023
Autodesk, Inc.(a)	656	169,360
BILL Holdings, Inc.(a)	1,799	113,931
Confluent, Inc. - Class A(a)	3,250	110,078
Datadog, Inc. - Class A(a)	3,175	417,386
DocuSign, Inc.(a)	5,049	268,960
HubSpot, Inc.(a)	706	436,880
Salesforce, Inc.(a)	4,830	1,491,600
Samsara, Inc. - Class A(a)	5,474	189,127
Tyler Technologies, Inc.(a)	1,345	587,953
Unity Software, Inc.(a)	5,545	162,579
Workday, Inc. - Class A(a)	364	107,256
Zoom Video Communications, Inc. - Class A(a)	2,846	201,298
		4,944,431

Automobile Manufacturers - 1.9%
Tesla, Inc.(a)	3,419	690,228

Biotechnology - 0.2%
Intellia Therapeutics, Inc.(a)	1,960	62,955

Broadline Retail - 8.7%
Amazon.com, Inc.(a)	10,151	1,794,291
Etsy, Inc.(a)	7,448	533,947
MercadoLibre, Inc.(a)	537	856,676
		3,184,914

Consumer Finance - 1.1%
American Express Co.	490	107,516
SoFi Technologies, Inc.(a)(b)	33,631	302,006
		409,522

Diversified Banks - 4.6%
NU Holdings Ltd. - Cayman Islands - Class A(a)	151,434	1,677,889

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS – 99.6% (CONTINUED)	Shares	Value
Health Care Technology - 0.5%
Veeva Systems, Inc. - Class A(a)	864	$194,841

Human Resource & Employment Services - 3.0%
Paylocity Holding Corp.(a)	5,114	862,272
Sterling Check Corp.(a)	15,763	247,006
		1,109,278

Interactive Media & Services - 4.9%
Alphabet, Inc. - Class A(a)	12,808	1,773,396

Internet Services & Infrastructure - 5.1%
DigitalOcean Holdings, Inc.(a)	6,666	252,775
Fastly, Inc. - Class A(a)	4,725	67,190
MongoDB, Inc.(a)	241	107,867
Okta, Inc.(a)	1,110	119,103
Shopify, Inc. - Class A(a)	10,693	816,624
Snowflake, Inc. - Class A(a)	1,186	223,300
Twilio, Inc. - Class A(a)	4,667	278,106
		1,864,965

Movies & Entertainment - 3.2%
Netflix, Inc.(a)	943	568,554
Roku, Inc.(a)	2,708	171,091
Spotify Technology SA(a)	1,693	434,102
		1,173,747

Pharmaceuticals - 0.5%
Eli Lilly & Co.	245	184,652

Real Estate Services - 0.3%
Zillow Group, Inc. - Class C(a)	2,174	122,070

Semiconductors - 24.5%
Advanced Micro Devices, Inc.(a)	23,817	4,585,486
NVIDIA Corp.	3,319	2,625,727
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	13,376	1,721,090
		8,932,303

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS – 99.6% (CONTINUED)	Shares	Value
Systems Software - 7.7%
Microsoft Corp.	5,171	$2,138,932
Palo Alto Networks, Inc.(a)	341	105,898
ServiceNow, Inc.(a)	407	313,935
UiPath, Inc. - Class A(a)	10,160	241,300
		2,800,065

Transaction & Payment Processing Services - 15.8%
Adyen NV - ADR(a)	21,677	342,497
Block, Inc.(a)	4,973	395,204
Dlocal Ltd.(a)	41,002	683,093
Mastercard, Inc. - Class A	224	106,346
PayPal Holdings, Inc.(a)	12,418	749,302
Remitly Global, Inc.(a)	48,406	998,132
Toast, Inc. - Class A(a)	74,347	1,709,982
Visa, Inc. - Class A	2,808	793,653
		5,778,209
TOTAL COMMON STOCKS (Cost $25,322,844)		36,404,996

SHORT-TERM INVESTMENTS – 1.0%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(c)	55,505	55,505

Investments Purchased with Proceeds from Securities Lending – 0.8%
First American Government Obligation Fund – Class X, 5.23%(c)	283,226	283,226
TOTAL SHORT-TERM INVESTMENTS (Cost $338,731)		338,731

TOTAL INVESTMENTS - 100.6% (Cost $25,661,575)		$36,743,727
Other Liabilities in Excess of Assets - 0.6%		(208,188)
TOTAL NET ASSETS - 100.0%		$36,535,539

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $274,959 which represented 0.8% of net assets.
(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AOT GROWTH AND INNOVATION ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.    Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 29, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AOT GROWTH AND INNOVATION ETF

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of February 29, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$36,404,996	$—	$—	$36,404,996
Money Market Funds	55,505	—	—	55,505
Investments Purchased with Proceeds from Securities Lending	283,226	—	—	283,226
Total Investments in Securities	$36,743,727	$—	$—	$36,743,727

*	For further detail, see the Schedule of Investments.

During the fiscal period ended February 29, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.